Annual Operating Expenses {- Fidelity Emerging Markets Fund} - 10.31 Fidelity Emerging Markets Fund AMCIZ Pro-02 - Fidelity Emerging Markets Fund	Dec. 30, 2021
Fidelity Emerging Markets Fund: Class A
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.32%
Total annual operating expenses	1.25%
Fidelity Emerging Markets Fund: Class M
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.34%
Total annual operating expenses	1.52%
Fidelity Emerging Markets Fund: Class C
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.33%
Total annual operating expenses	2.01%
Fidelity Emerging Markets Fund: Class I
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.26%
Total annual operating expenses	0.94%
Fidelity Emerging Markets Fund: Class Z
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.10%
Total annual operating expenses	0.78%